Ironclad Managed Risk Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2021 (Unaudited)

Number of Contracts		Value
	PURCHASED OPTIONS CONTRACTS – 331.5%
	CALL OPTIONS – 331.3%
	S&P 500 Index
207	Exercise Price: $4,440.00, Notional Amount: $91,908,000, Expiration Date: March 18, 2022	$7,957,080
500	Exercise Price: $1,000.00, Notional Amount: $50,000,000, Expiration Date: March 18, 2022	188,042,500
350	Exercise Price: $1,000.00, Notional Amount: $35,000,000, Expiration Date: June 17, 2022	131,136,250
	TOTAL CALL OPTIONS
	(Cost $307,152,414)	327,135,830
	PUT OPTIONS – 0.2%
	S&P 500 Index
500	Exercise Price: $2,000.00, Notional Amount: $100,000,000, Expiration Date: March 18, 2022	52,500
350	Exercise Price: $2,000.00, Notional Amount: $70,000,000, Expiration Date: June 17, 2022	194,250
	TOTAL PUT OPTIONS
	(Cost $444,117)	246,750
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $307,596,531)	327,382,580

Number of Shares
	SHORT-TERM INVESTMENTS–0.7%
682,754	UMB Bank Demand Deposit, 0.01%[1]	682,754
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $682,754)	682,754
	TOTAL INVESTMENTS – 332.2%
	(Cost $308,279,285)	328,065,334
	Liabilities in Excess of Other Assets – (232.2)%	(229,321,010)
	TOTAL NET ASSETS – 100.0%	$98,744,324

Number of Contracts
WRITTEN OPTIONS CONTRACTS – (237.8)%
CALL OPTIONS – (237.5)%
S&P 500 Index
(500)	Exercise Price: $2,000.00, Notional Amount: $(100,000,000), Expiration Date: March 18, 2022	(138,135,000)

Ironclad Managed Risk Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS – (Continued)
	CALL OPTIONS – (Continued)
(350)	Exercise Price: $2,000.00, Notional Amount: $(70,000,000), Expiration Date: June 17, 2022	$(96,388,250)
	TOTAL CALL OPTIONS
	(Proceeds $219,050,033)	(234,523,250)
	PUT OPTIONS – (0.3)%
	S&P 500 Index
(500)	Exercise Price: $1,000.00, Notional Amount: $(50,000,000), Expiration Date: March 18, 2022	0
(8)	Exercise Price: $4,620.00, Notional Amount: $(3,696,000), Expiration Date: January 21, 2022	(16,400)
(8)	Exercise Price: $4,640.00, Notional Amount: $(3,712,000), Expiration Date: January 21, 2022	(18,360)
(8)	Exercise Price: $4,635.00, Notional Amount: $(3,708,000), Expiration Date: January 21, 2022	(17,880)
(6)	Exercise Price: $4,730.00, Notional Amount: $(2,838,000), Expiration Date: January 14, 2022	(17,790)
(4)	Exercise Price: $4,775.00, Notional Amount: $(1,910,000), Expiration Date: January 14, 2022	(17,780)
(6)	Exercise Price: $4,775.00, Notional Amount: $(2,865,000), Expiration Date: January 28, 2022	(40,650)
(6)	Exercise Price: $4,730.00, Notional Amount: $(2,838,000), Expiration Date: January 28, 2022	(31,890)
(6)	Exercise Price: $4,775.00, Notional Amount: $(2,865,000), Expiration Date: February 4, 2022	(47,130)
(4)	Exercise Price: $4,730.00, Notional Amount: $(1,892,000), Expiration Date: February 4, 2022	(25,540)
(8)	Exercise Price: $4,625.00, Notional Amount: $(3,700,000), Expiration Date: January 21, 2022	(16,880)
(350)	Exercise Price: $1,000.00, Notional Amount: $(35,000,000), Expiration Date: June 17, 2022	(30,625)
	TOTAL PUT OPTIONS
	(Proceeds $617,811)	(280,925)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $219,667,844)	$(234,804,175)

[1]The rate is the annualized seven-day yield at period end.